Asset Retirement Obligation	12 Months Ended
Dec. 31, 2020
Asset Retirement Obligation
Asset Retirement Obligation

7.  Asset Retirement Obligation

Asset retirement obligation primarily consists of estimated costs arising from a contractual obligation to a landlord to remove leasehold improvements from leased properties at the end of the lease contracts for its headquarters and directly-operated salons.

Reconciliation of the beginning and ending amount of asset retirement obligation for the years ended December 31, 2020 and 2019 is as follows:

	Thousands of Yen
	2020	2019
Beginning balance	¥127,411	¥119,519
Liabilities incurred	80,056	63,623
Liabilities settled	(16,870)	(55,954)
Accretion expense	595	223
Ending balance	¥191,192	¥127,411